Income Taxes - Summary of Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Tax expense (recovery) at the Canadian statutory income tax rate of 26.54% (2020 – 26.58%)	$ 1,203	$ (302)
Tax effect of:
Resource taxes	426	106
Resource and depletion allowances	(61)	(68)
Non-deductible expenses (non-taxable income)	69	28
Tax pools not recognized (recognition of previously unrecognized tax pools)	(56)	5
Withholding taxes on foreign earnings	60	40
Difference in tax rates in foreign jurisdictions	15	1
Revisions to prior year estimates	(14)	(4)
Tax rate effect from noncontrolling interests	(15)	(2)
Other	(10)	4
Provision for income taxes	1,617	(192)
Represented by:
Current income taxes	978	374
Deferred income taxes	$ 639	$ (566)